Balance Sheet Components - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Components [Abstract]
cost of revenues	$ 0.3
Depreciation and amortization expense	$ 0.8	$ 0.6